Revenues - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Transaction price
Revenues	€ 618,034	€ 500,924	[1]	€ 446,437	[1]
Contributions
Transaction price
Revenues	8,565	4,648		4,545
BMS
Transaction price
Revenue from contracts with customers	€ 98,616	62,561
BMS | Minimum
Transaction price
Percentage of entity's revenue	10.00%
BMS and Sanofi
Transaction price
Revenue from contracts with customers				€ 112,854
BMS and Sanofi | Minimum
Transaction price
Percentage of entity's revenue				25.00%
Not later than one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 225,061	377,216		€ 320,787
After one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 67,619	€ 69,328		€ 98,469

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”